Other Assets and Receivables (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Other Assets and Receivables
Deposits	$ 792	$ 847
Prepaid consulting and legal fees		1,941,163
Underwriting commission and rental deposit	1,606,000	1,606,000
Temporary investment deposit	10,000
Excessive business tax and related urban construction and education surcharge	1,578,178	1,726,408
Excessive land appreciation tax	956,782	985,447
Other assets and receivables	$ 4,151,752	$ 6,259,865